ALAC Separate Account 1
Financial Statements
December 31, 2020

ALAC Separate Account 1
Index
December 31, 2020

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Athene Annuity and Life Company and the Contract Owners of ALAC Separate Account 1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ALAC Separate Account 1 indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ALAC Separate Account 1 as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Mid Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Investment Grade Bond Portfolio (1)	Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio (1)
The Alger Funds Small Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Government Money Market Portfolio (1)	Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio (1)
Fidelity Variable Insurance Products Asset Manager Portfolio (1)	T. Rowe Price Equity Series, Inc. International Stock Portfolio (1)	PIMCO Variable Insurance Trust High Yield Portfolio (1)
Fidelity Variable Insurance Products Contrafund Portfolio (1)	T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio (1)	PIMCO Variable Insurance Trust Real Return Portfolio (1)
Fidelity Variable Insurance Products Equity-Income Portfolio (1)	VanEck VIP Trust Global Hard Assets Fund (1)	Royce Capital Fund Micro-Cap Portfolio (1)
Fidelity Variable Insurance Products Growth Portfolio (1)	Pioneer Investments Pioneer Fund VCT Portfolio (1)	First Eagle Investment Management Overseas Variable Fund (1)
Fidelity Variable Insurance Products Index 500 Portfolio (1)	Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio (1)
(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines Iowa 50309
T: (515) 246 3800, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Athene Annuity and Life Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ALAC Separate Account 1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ALAC Separate Account 1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 28, 2021

We have served as the auditor of one or more of the subaccounts of ALAC Separate Account 1 since 2012.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2020

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$2,911,397	$1,570,003	$555,762	$4,977,477	$2,262,178
Total Assets	$2,911,397	$1,570,003	$555,762	$4,977,477	$2,262,178

Net assets in the accumulation period	$2,911,397	$1,570,003	$555,762	$4,977,477	$2,262,178
Net assets	$2,911,397	$1,570,003	$555,762	$4,977,477	$2,262,178

Accumulation unit value	$88.286	$56.329	$37.623	$95.592	$47.353
Accumulation units outstanding	32,977	27,872	14,772	52,070	47,773

Shares of mutual funds owned	87,587	35,060	32,615	103,331	94,652

Investments, at cost	$1,795,249	$903,028	$490,925	$2,989,866	$2,058,582
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2020

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$4,176,795	$6,035,501	$659,081	$917,227	$1,658,966	$274,639
Total Assets	$4,176,795	$6,035,501	$659,081	$917,227	$1,658,966	$274,639

Net assets in the accumulation period	$4,176,795	$6,035,501	$659,081	$917,227	$1,658,966	$274,639
Net assets	$4,176,795	$6,035,501	$659,081	$917,227	$1,658,966	$274,639

Accumulation unit value	$76.887	$70.255	$26.338	$12.566	$27.476	$16.951
Accumulation units outstanding	54,324	85,909	25,024	72,994	60,378	16,202

Shares of mutual funds owned	40,551	16,242	46,776	917,227	97,129	54,928

Investments, at cost	$2,132,108	$2,614,365	$596,891	$917,227	$1,465,947	$271,171
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2020

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
			Pioneer Select
	Global	Pioneer	Mid Cap		Overseas
	Hard Assets	Fund VCT	Growth VCT	Micro-Cap	Variable
	Fund	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$144,810	$1,172,744	$2,518,699	$657,421	$1,087,894
Total Assets	$144,810	$1,172,744	$2,518,699	$657,421	$1,087,894

Net assets in the accumulation period	$144,810	$1,172,744	$2,518,699	$657,421	$1,087,894
Net assets	$144,810	$1,172,744	$2,518,699	$657,421	$1,087,894

Accumulation unit value	$26.459	$68.662	$49.596	$64.396	$81.235
Accumulation units outstanding	5,473	17,080	50,784	10,209	13,392

Shares of mutual funds owned	6,442	69,682	67,130	55,199	42,529

Investments, at cost	$149,790	$1,183,502	$1,666,829	$522,591	$1,025,444
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2020

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$606,009	$357,282	$124,917	$247,797
Total Assets	$606,009	$357,282	$124,917	$247,797

Net assets in the accumulation period	$606,009	$357,282	$124,917	$247,797
Net assets	$606,009	$357,282	$124,917	$247,797

Accumulation unit value	$25.467	$40.144	$26.320	$24.929
Accumulation units outstanding	23,796	8,900	4,746	9,940

Shares of mutual funds owned	15,226	11,642	15,595	17,802

Investments, at cost	$357,055	$194,901	$116,976	$231,544
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2020

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$13,078	$7,671	$11,187	$38,140
Expenses
Mortality and expense and administration charges	32,222	18,421	7,204	62,960	31,777
Net investment income (loss)	(32,222)	(5,343)	467	(51,773)	6,363

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	120,858	103,713	(3,669)	201,543	(17,147)
Capital gains distributions	314,819	87,742	6,809	23,910	111,439
Net realized gain (loss) on investments	435,677	191,455	3,140	225,453	94,292

Net change in unrealized appreciation (depreciation)
on investments	764,876	492,263	58,692	972,903	(24,965)
Net increase (decrease) in net assets
resulting from operations	$1,168,331	$678,375	$62,299	$1,146,583	$75,690
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2020

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$2,674	$93,336	$15,644	$2,984	$8,364	$5,453
Expenses
Mortality and expense and administration charges	49,173	75,379	11,323	13,128	24,778	3,896
Net investment income (loss)	(46,499)	17,957	4,321	(10,144)	(16,414)	1,557

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	168,961	341,459	30,495	—	25,295	6
Capital gains distributions	338,485	18,080	340	—	65,053	—
Net realized gain (loss) on investments	507,446	359,539	30,835	—	90,348	6

Net change in unrealized appreciation (depreciation)
on investments	802,689	492,779	28,433	—	110,344	6,762
Net increase (decrease) in net assets
resulting from operations	$1,263,636	$870,275	$63,589	$(10,144)	$184,278	$8,325
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2020

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
			Pioneer Select
	Global	Pioneer	Mid Cap		Overseas
	Hard Assets	Fund VCT	Growth VCT	Micro-Cap	Variable
	Fund	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$1,188	$7,764	$—	$—	$27,227
Expenses
Mortality and expense and administration charges	2,181	14,071	29,618	8,048	14,250
Net investment income (loss)	(993)	(6,307)	(29,618)	(8,048)	12,977

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(68,221)	(6,550)	64,452	(14,717)	(5,760)
Capital gains distributions	—	84,652	157,886	8,487	48,134
Net realized gain (loss) on investments	(68,221)	78,102	222,338	(6,230)	42,374

Net change in unrealized appreciation (depreciation)
on investments	67,980	146,176	512,624	115,302	(16,751)
Net increase (decrease) in net assets
resulting from operations	$(1,234)	$217,971	$705,344	$101,024	$38,600
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2020

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$2,033	$4,909	$3,497
Expenses
Mortality and expense and administration charges	8,568	5,184	1,444	3,424
Net investment income (loss)	(8,568)	(3,151)	3,465	73

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	80,860	58,810	890	1,826
Capital gains distributions	24,646	13,966	—	—
Net realized gain (loss) on investments	105,506	72,776	890	1,826

Net change in unrealized appreciation (depreciation)
on investments	96,007	(11,018)	6,707	22,009
Net increase (decrease) in net assets
resulting from operations	$192,945	$58,607	$11,062	$23,908
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2018	1,964,079	1,082,931	498,341	3,889,623	2,204,957
Changes from 2019 operations
Net investment income (loss)	(30,555)	(16,876)	1,843	(39,691)	15,143
Net realized gain (loss) on investments	317,439	96,007	21,083	579,634	159,566
Net change in unrealized appreciation
on investments	253,222	211,567	57,927	555,504	391,189
Net increase in net assets
resulting from operations	540,106	290,698	80,853	1,095,447	565,898
Contract transactions
Deposits	3,056	2,422	536	8,790	9,249
Surrenders and death benefits	(258,112)	(145,551)	(27,436)	(359,583)	(220,155)
Contract maintenance charges	(404)	(188)	(124)	(795)	(467)
Other transfers between sub-accounts,
including fixed interest account	(91,347)	(44,339)	(10,752)	(159,818)	148,058
Net decrease in net assets
resulting from contract transactions	(346,807)	(187,656)	(37,776)	(511,406)	(63,315)
Total increase (decrease) in net assets	193,299	103,042	43,077	584,041	502,583
Net assets at December 31, 2019	$2,157,378	$1,185,973	$541,418	$4,473,664	$2,707,540
Changes from 2020 operations
Net investment income (loss)	(32,222)	(5,343)	467	(51,773)	6,363
Net realized gain (loss) on investments	435,677	191,455	3,140	225,453	94,292
Net change in unrealized appreciation (depreciation)
on investments	764,876	492,263	58,692	972,903	(24,965)
Net increase (decrease) in net assets
resulting from operations	1,168,331	678,375	62,299	1,146,583	75,690
Contract transactions
Deposits	1,229	1,171	39	2,480	2,341
Surrenders and death benefits	(323,518)	(264,321)	(70,413)	(492,473)	(519,810)
Contract maintenance charges	(362)	(186)	(110)	(744)	(399)
Other transfers between sub-accounts,
including fixed interest account	(91,661)	(31,009)	22,529	(152,033)	(3,184)
Net increase (decrease) in net assets
resulting from contract transactions	(414,312)	(294,345)	(47,955)	(642,770)	(521,052)
Total increase (decrease) in net assets	754,019	384,030	14,344	503,813	(445,362)
Net assets at December 31, 2020	$2,911,397	$1,570,003	$555,762	$4,977,477	$2,262,178
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2018	$2,889,005	$5,256,504	$1,170,405	$989,463	$2,041,899	$233,552
Changes from 2019 operations
Net investment income (loss)	(36,408)	27,701	13,797	5,927	19,298	2,313
Net realized gain (loss) on investments	371,214	673,955	8,404	—	89,384	(714)
Net change in unrealized
appreciation on investments	561,054	737,525	68,543	—	391,322	5,112
Net increase in net assets
resulting from operations	895,860	1,439,181	90,744	5,927	500,004	6,711
Contract transactions
Deposits	4,698	9,007	4,896	878	9,303	1,063
Surrenders and death benefits	(383,730)	(909,432)	(254,445)	(554,157)	(336,696)	(26,789)
Contract maintenance charges	(782)	(926)	(181)	(200)	(159)	(39)
Other transfers between sub-accounts,
including fixed interest account	(103,799)	(204,814)	(31,661)	493,595	12,051	4,422
Net decrease in net assets
resulting from contract transactions	(483,613)	(1,106,165)	(281,391)	(59,884)	(315,501)	(21,343)
Total increase (decrease) in net assets	412,247	333,016	(190,647)	(53,957)	184,503	(14,632)
Net assets at December 31, 2019	$3,301,252	$5,589,520	$979,758	$935,506	$2,226,402	$218,920
Changes from 2020 operations
Net investment income (loss)	(46,499)	17,957	4,321	(10,144)	(16,414)	1,557
Net realized gain (loss) on investments	507,446	359,539	30,835	—	90,348	6
Net change in unrealized appreciation (depreciation)
on investments	802,689	492,779	28,433	—	110,344	6,762
Net increase (decrease) in net assets
resulting from operations	1,263,636	870,275	63,589	(10,144)	184,278	8,325
Contract transactions
Deposits	2,575	3,869	893	953	129	—
Surrenders and death benefits	(301,294)	(519,622)	(152,513)	(227,846)	(630,091)	(44,063)
Contract maintenance charges	(734)	(814)	(147)	(167)	(136)	(40)
Other transfers between sub-accounts,
including fixed interest account	(88,640)	92,273	(232,499)	218,925	(121,616)	91,497
Net increase (decrease) in net assets
resulting from contract transactions	(388,093)	(424,294)	(384,266)	(8,135)	(751,714)	47,394
Total increase (decrease) in net assets	875,543	445,981	(320,677)	(18,279)	(567,436)	55,719
Net assets at December 31, 2020	$4,176,795	$6,035,501	$659,081	$917,227	$1,658,966	$274,639
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	VanEck VIP			Royce Capital	First Eagle
	Trust	Pioneer Investments		Fund	Inv Management
			Pioneer Select
	Global	Pioneer	Mid Cap		Overseas
	Hard Assets	Fund VCT	Growth VCT	Micro-Cap	Variable
	Fund	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2018	$262,003	$949,672	$1,808,994	$663,897	$1,526,260
Changes from 2019 operations
Net investment income (loss)	(3,680)	(3,994)	(28,408)	(9,672)	(15,348)
Net realized gain (loss) on investments	(12,434)	94,977	312,549	66,058	65,450
Net change in unrealized
appreciation on investments	42,696	162,683	255,340	56,997	160,428
Net decrease in net assets
resulting from operations	26,582	253,666	539,481	113,383	210,530
Contract transactions
Deposits	1,029	755	2,474	2,963	1,023
Surrenders and death benefits	(39,888)	(201,059)	(290,505)	(44,488)	(289,938)
Contract maintenance charges	(31)	(157)	(305)	(183)	(233)
Other transfers between sub-accounts,
including fixed interest account	13,027	(35,364)	(88,967)	(20,137)	(254,586)
Net decrease in net assets
resulting from contract transactions	(25,863)	(235,825)	(377,303)	(61,845)	(543,734)
Total increase (decrease) in net assets	719	17,841	162,178	51,538	(333,204)
Net assets at December 31, 2019	$262,722	$967,513	$1,971,172	$715,435	$1,193,056
Changes from 2020 operations
Net investment income (loss)	(993)	(6,307)	(29,618)	(8,048)	12,977
Net realized gain (loss) on investments	(68,221)	78,102	222,338	(6,230)	42,374
Net change in unrealized appreciation (depreciation)
on investments	67,980	146,176	512,624	115,302	(16,751)
Net increase (decrease) in net assets
resulting from operations	(1,234)	217,971	705,344	101,024	38,600
Contract transactions
Deposits	312	830	858	583	749
Surrenders and death benefits	(12,019)	(31,580)	(320,146)	(126,250)	(97,249)
Contract maintenance charges	(22)	(145)	(271)	(140)	(181)
Other transfers between sub-accounts,
including fixed interest account	(104,949)	18,155	161,742	(33,231)	(47,081)
Net increase (decrease) in net assets
resulting from contract transactions	(116,678)	(12,740)	(157,817)	(159,038)	(143,762)
Total increase (decrease) in net assets	(117,912)	205,231	547,527	(58,014)	(105,162)
Net assets at December 31, 2020	$144,810	$1,172,744	$2,518,699	$657,421	$1,087,894
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2020 and 2019

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2018	$521,118	$377,498	$63,269	$209,683
Changes from 2019 operations
Net investment income (loss)	(8,537)	(4,005)	2,241	586
Net realized gain (loss) on investments	56,109	44,701	76	(501)
Net change in unrealized
appreciation on investments	110,375	46,278	5,575	14,332
Net increase in net assets
resulting from operations	157,947	86,974	7,892	14,417
Contract transactions
Deposits	—	1,740	—	1,121
Surrenders and death benefits	(14,884)	(48,463)	(13,870)	(9,273)
Contract maintenance charges	(107)	(20)	(16)	(65)
Other transfers between sub-accounts,
including fixed interest account	(33,320)	2,470	703	525
Net increase in net assets
resulting from contract transactions	(48,311)	(44,273)	(13,183)	(7,692)
Total increase (decrease) in net assets	109,636	42,701	(5,291)	6,725
Net assets at December 31, 2019	$630,754	$420,199	$57,978	$216,408
Changes from 2020 operations
Net investment income (loss)	(8,568)	(3,151)	3,465	73
Net realized gain (loss) on investments	105,506	72,776	890	1,826
Net change in unrealized appreciation (depreciation)
on investments	96,007	(11,018)	6,707	22,009
Net increase (decrease) in net assets
resulting from operations	192,945	58,607	11,062	23,908
Contract transactions
Deposits	—	—	—	696
Surrenders and death benefits	(204,558)	(115,577)	(30,318)	(38,807)
Contract maintenance charges	(94)	(18)	(13)	(55)
Other transfers between sub-accounts,
including fixed interest account	(13,038)	(5,929)	86,208	45,647
Net increase (decrease) in net assets
resulting from contract transactions	(217,690)	(121,524)	55,877	7,481
Total increase (decrease) in net assets	(24,745)	(62,917)	66,939	31,389
Net assets at December 31, 2020	$606,009	$357,282	$124,917	$247,797
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020

1.    Organization
ALAC Separate Account 1 (the Separate Account), is a segregated investment account of Athene Annuity and Life Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products:  “Visionary” and “Visionary Choice” products.  These products were last issued in 2001 and 2002, respectively. Neither of these products are actively being marketed by the Company. The significant features of these products are summarized below:
Visionary - This contract provides flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Visionary Choice - This contract provides flexible premium payments, death benefits, option of multiple annuitants, withdrawal charge options and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contractholders in the sub-accounts that comprise the Separate Account. The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Asset Manager Portfolio	Asset Manager Portfolio
Contrafund Portfolio	Contrafund Portfolio
Equity-Income Portfolio	Equity-Income Portfolio
Growth Portfolio	Growth Portfolio
Index 500 Portfolio	Index 500 Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Portfolio	Government Money Market Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
International Stock Portfolio	International Stock Portfolio
Limited-Term Bond Portfolio	Limited-Term Bond Portfolio
VanEck VIP Trust	VanEck VIP Trust
Global Hard Assets Fund	Global Hard Assets Fund
(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020

Subaccount	Mutual Fund
Pioneer Investments	Pioneer Investments
Pioneer Fund VCT Portfolio	Pioneer Fund VCT Portfolio
Pioneer Select Mid Cap Growth VCT	Pioneer Select Mid Cap Growth VCT
Portfolio	Portfolio
Royce Capital Fund	Royce Capital Fund
Micro-Cap Portfolio	Micro-Cap Portfolio
First Eagle Investment Management	First Eagle Investment Management
Overseas Variable Fund	Overseas Variable Fund
Neuberger Berman Advisors Management	Neuberger Berman Advisors Management
Trust	Trust
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Sustainable Equity Portfolio	Sustainable Equity Portfolio
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
High Yield Portfolio	High Yield Portfolio
Real Return Portfolio	Real Return Portfolio
(Concluded)

2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. There are material risks and uncertainties surrounding the spread of the Coronavirus Disease of 2019 (COVID-19), which has resulted in significant volatility in the financial markets. Estimates may vary as more information about the extent to which COVID-19 and the resulting impact on economic conditions and the financial markets become known. Actual results may differ from the estimates used in preparing the financial statements. The significant estimate included in the accompanying financial statements is the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments are stated at the closing net asset values (NAV) per share on the last trading day of the year. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the average cost method. In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2020.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
Other Charges
Amounts are paid to the Company for mortality and expense guarantees at the rate of 1.25% of the current value of the Separate Account on an annual basis. The Separate Account also pays the Company for other expenses, such as contract maintenance fees ($7.50 per contract at the end of each quarter) and asset-based administration fees (0.15% on an annual basis). These charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).

Under these agreements, the Company is responsible for all sales, general, and administrative expenses applicable to the Separate Account.

There is a maturity benefit on the variable annuity contracts. If the account value is lower than the guaranteed minimum maturity benefit, the general account funds an increase to the separate account which is recorded as a negative charge in the general account.

Withdrawal Charge
A withdrawal charge is imposed in the event of full or partial withdrawal. The policyowner had two withdrawal charge options to choose from at the time the contract was purchased. The first option was the date of issue withdrawal charge option where the withdrawal charge is 7% in the first six complete contract years, decreasing to 6% in the seventh complete contract year, and then declining by 2% in each subsequent contract year, until it is zero in contract year ten. The second

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020
option was the date of premium payment withdrawal charge option where the withdrawal charge is calculated from the date of a premium payment. The date of premium payment withdrawal charge is 7% in the first premium payment year, decreasing by 1% in each subsequent premium payment year, until it is zero in premium payment year eight. During 2020, funds that included a date of issue withdrawal charge option are outside of the withdrawal charge period, while there are still some funds within the charge period that include the date of premium payment withdrawal charge option.

Transfer Charge
A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer from and among sub-accounts in any one contract year. These charges are included within contract maintenance charges in the Statements of Changes in Net Assets.

4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2020:

	Cost of	Proceeds
	Purchases	from Sales

The Alger Funds Mid Cap Growth Portfolio	$317,726	$449,440
The Alger Funds Small Cap Growth Portfolio	104,646	316,592
Fidelity Variable Insurance Products Asset Manager Portfolio	59,438	100,118
Fidelity Variable Insurance Products Contrafund Portfolio	62,808	733,442
Fidelity Variable Insurance Products Equity-Income Portfolio	221,319	624,569
Fidelity Variable Insurance Products Growth Portfolio	368,235	464,342
Fidelity Variable Insurance Products Index 500 Portfolio	277,992	666,248
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio	30,788	410,394
Fidelity Variable Insurance Products
Government Money Market Portfolio	283,990	302,269
T. Rowe Price Equity Series, Inc. International Stock Portfolio	184,289	887,364
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio	110,535	61,583
VanEck VIP Trust Global Hard Assets Fund	27,453	145,124
Pioneer Investments Pioneer Fund VCT Portfolio	117,211	51,606
Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio	349,781	379,329
Royce Capital Fund Micro-Cap Portfolio	17,418	176,017
First Eagle Investment Management Overseas Variable Fund	75,069	157,720
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio	35,639	237,251
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio	33,922	144,630
PIMCO Variable Insurance Trust High Yield Portfolio	93,144	33,803
PIMCO Variable Insurance Trust Real Return Portfolio	55,393	47,838

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
	Units	Units
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	6,314	7,835
Redemptions	(13,009)	(14,558)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	5,987	7,977
Redemptions	(12,820)	(13,691)
Fidelity Variable Insurance Products Asset Manager Portfolio
Contract purchases	2,868	1,491
Redemptions	(4,397)	(2,687)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	6,438	8,743
Redemptions	(14,626)	(16,467)
Fidelity Variable Insurance Products Equity-Income Portfolio
Contract purchases	47,229	31,890
Redemptions	(59,616)	(33,305)
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	2,281	2,992
Redemptions	(8,883)	(12,690)
Fidelity Variable Insurance Products Index 500 Portfolio
Contract purchases	18,236	11,603
Redemptions	(25,096)	(31,843)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	44,780	37,900
Redemptions	(59,886)	(49,616)
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	48,920	70,940
Redemptions	(49,582)	(75,660)
T. Rowe Price Equity Series, Inc. International Stock Portfolio
Contract purchases	118,455	82,476
Redemptions	(149,531)	(96,709)
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio
Contract purchases	22,315	12,008
Redemptions	(19,448)	(13,313)
VanEck VIP Trust Global Hard Assets Fund
Contract purchases	10,186	9,273
Redemptions	(16,376)	(10,442)
Pioneer Investments Pioneer Fund VCT Portfolio
Contract purchases	2,480	2,138
Redemptions	(2,670)	(6,823)
		(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020

	Year Ended December 31,
	2020	2019
	Units	Units
Pioneer Investments Pioneer Select Mid Cap Growth VCT
Portfolio
Contract purchases	13,270	4,548
Redemptions	(17,040)	(15,701)
Royce Capital Fund Micro-Cap Portfolio
Contract purchases	3,439	3,283
Redemptions	(6,792)	(4,559)
First Eagle Investment Management Overseas Variable Fund
Contract purchases	646	580
Redemptions	(2,730)	(8,021)
Neuberger Berman Advisors Management Trust Mid-Cap
Growth Portfolio
Contract purchases	1,136	1,151
Redemptions	(11,529)	(3,940)
Neuberger Berman Advisors Management Trust Sustainable
Equity Portfolio
Contract purchases	17,976	11,211
Redemptions	(21,418)	(12,634)
PIMCO Variable Insurance Trust High Yield Portfolio
Contract purchases	7,512	3,869
Redemptions	(5,063)	(4,408)
PIMCO Variable Insurance Trust Real Return Portfolio
Contract purchases	6,494	3,151
Redemptions	(6,117)	(3,496)
		(Concluded)

Transfers to are included in contract purchases and transfers from are included in redemptions.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020
6.    Financial Highlights
A summary of units outstanding, unit values and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and the ratios of investment income, expenses to average net assets, and total return for the years then ended were as follows:

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

The Alger Funds
Mid Cap Growth Portfolio
Accumulation units
2020	32,977	$88.286	$2,911,397	—	1.40%	62.35%
2019	39,672	54.380	2,157,378	—	1.40	28.46
2018	46,395	42.334	1,964,079	—	1.40	(8.73)
2017	52,468	46.385	2,433,708	—	1.40	28.00
2016	60,273	36.237	2,184,112	—	1.40	(0.42)
The Alger Funds
Small Cap Growth Portfolio
Accumulation units
2020	27,872	56.329	1,570,003	0.99	1.40	64.84
2019	34,705	34.173	1,185,973	—	1.40	27.55
2018	40,419	26.793	1,082,931	—	1.40	0.02
2017	46,695	26.786	1,250,762	—	1.40	26.96
2016	58,562	21.098	1,235,554	—	1.40	4.77
Fidelity Variable Insurance Products
Asset Manager Portfolio
Accumulation units
2020	14,772	37.623	555,762	1.49	1.40	13.28
2019	16,301	33.214	541,418	1.74	1.40	16.61
2018	17,497	28.482	498,341	1.53	1.40	(6.67)
2017	21,884	30.516	667,803	1.51	1.40	12.53
2016	32,251	27.118	874,567	1.43	1.40	1.65
Fidelity Variable Insurance Products
Contrafund Portfolio
Accumulation units
2020	52,070	95.592	4,977,477	0.25	1.40	28.76
2019	60,258	74.242	4,473,664	0.46	1.40	29.76
2018	67,982	57.215	3,889,623	0.65	1.40	(7.68)
2017	86,449	61.974	5,357,566	0.95	1.40	20.20
2016	106,694	51.560	5,501,189	0.79	1.40	6.51
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Fidelity Variable Insurance Products
Equity-Income Portfolio
Accumulation units
2020	47,773	$47.353	$2,262,178	1.68%	1.40%	5.21%
2019	60,160	45.006	2,707,540	1.99	1.40	25.68
2018	61,575	35.809	2,204,957	2.17	1.40	(9.57)
2017	68,033	39.598	2,693,982	1.71	1.40	11.34
2016	73,783	35.565	2,624,123	2.43	1.40	16.39
Fidelity Variable Insurance Products
Growth Portfolio
Accumulation units
2020	54,324	76.887	4,176,795	0.08	1.40	41.90
2019	60,926	54.185	3,301,252	0.26	1.40	32.46
2018	70,624	40.907	2,889,005	0.24	1.40	(1.56)
2017	79,664	41.554	3,310,340	0.22	1.40	33.27
2016	96,284	31.180	3,002,106	0.04	1.40	(0.59)
Fidelity Variable Insurance Products
Index 500 Portfolio
Accumulation units
2020	85,909	70.255	6,035,501	1.73	1.40	16.60
2019	92,769	60.252	5,589,520	1.88	1.40	29.53
2018	113,009	46.514	5,256,504	1.77	1.40	(5.82)
2017	129,348	49.389	6,388,314	1.73	1.40	20.04
2016	150,478	41.145	6,191,410	1.44	1.40	10.31
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio
Accumulation units
2020	25,024	26.338	659,081	1.93	1.40	7.88
2019	40,130	24.415	979,758	2.61	1.40	8.15
2018	51,846	22.575	1,170,405	2.19	1.40	(1.91)
2017	63,737	23.015	1,466,892	2.57	1.40	2.78
2016	60,119	22.393	1,346,215	2.26	1.40	3.29
Fidelity Variable Insurance Products
Government Money Market Portfolio
Accumulation units
2020	72,994	12.566	917,227	0.32	1.40	(1.07)
2019	73,656	12.701	935,506	2.00	1.40	0.61
2018	78,376	12.625	989,463	1.63	1.40	0.24
2017	95,131	12.595	1,198,146	0.66	1.40	(0.71)
2016	124,409	12.686	1,578,230	0.20	1.40	(1.18)
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

T. Rowe Price Equity Series, Inc.
International Stock Portfolio
Accumulation units
2020	60,378	$27.476	$1,658,966	0.47%	1.40%	12.86%
2019	91,454	24.345	2,226,402	2.28	1.40	26.00
2018	105,687	19.320	2,041,899	1.30	1.40	(15.40)
2017	111,946	22.836	2,556,447	1.16	1.40	26.12
2016	113,124	18.107	2,048,310	1.06	1.40	0.71
T. Rowe Price Equity Series, Inc.
Limited-Term Bond Portfolio
Accumulation units
2020	16,202	16.951	274,639	1.96	1.40	3.25
2019	13,335	16.417	218,920	2.40	1.40	2.91
2018	14,640	15.953	233,552	1.99	1.40	(0.22)
2017	17,930	15.987	286,654	1.46	1.40	(0.34)
2016	28,626	16.042	459,223	1.36	1.40	(0.04)
VanEck VIP Trust
Global Hard Assets Fund
Accumulation units
2020	5,473	26.459	144,810	0.77	1.40	17.46
2019	11,663	22.526	262,722	0.00	1.40	10.32
2018	12,832	20.418	262,003	0.00	1.40	(29.28)
2017	9,876	28.870	285,122	0.00	1.40	(3.05)
2016	11,614	29.778	345,840	0.43	1.40	41.72
Pioneer Investments
Pioneer Fund VCT Portfolio
Accumulation units
2020	17,080	68.662	1,172,744	0.77	1.40	22.56
2019	17,270	56.023	967,513	0.99	1.40	29.52
2018	21,955	43.255	949,672	1.11	1.40	(2.88)
2017	25,388	44.539	1,130,754	1.18	1.40	20.04
2016	28,140	37.104	1,044,093	1.31	1.40	8.30
Pioneer Investments
Pioneer Select Mid Cap Growth VCT Portfolio
Accumulation units
2020	50,784	49.596	2,518,699	—	1.40	37.24
2019	54,554	36.132	1,971,172	—	1.40	31.24
2018	65,707	27.531	1,808,994	—	1.40	(7.78)
2017	73,679	29.854	2,199,649	0.08	1.40	28.24
2016	82,369	23.281	1,917,625	—	1.40	2.30
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Royce Capital Fund
Micro-Cap Portfolio
Accumulation units
2020	10,209	$64.396	$657,421	—%	1.40%	22.08%
2019	13,562	52.753	715,435	—	1.40	17.90
2018	14,838	44.743	663,897	—	1.40	(10.31)
2017	17,076	49.887	851,862	0.64	1.40	3.73
2016	21,053	48.092	1,012,480	0.70	1.40	18.06
First Eagle Investment Management
Overseas Variable Fund
Accumulation units
2020	13,392	81.235	1,087,894	2.67	1.40	5.37
2019	15,476	77.091	1,193,056	0.28	1.40	15.76
2018	22,917	66.599	1,526,260	2.09	1.40	(11.79)
2017	25,593	75.505	1,932,405	0.95	1.40	13.00
2016	36,384	66.821	2,431,213	0.57	1.40	3.72
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio
Accumulation units
2020	23,796	25.467	606,009	—	1.40	38.04
2019	34,189	18.449	630,754	—	1.40	30.91
2018	36,978	14.093	521,118	—	1.40	(7.71)
2017	41,365	15.269	631,622	—	1.40	23.56
2016	45,534	12.358	562,690	—	1.40	2.95
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio
Accumulation units
2020	8,900	40.144	357,282	0.55	1.40	17.90
2019	12,342	34.046	420,199	0.40	1.40	24.14
2018	13,765	27.424	377,498	0.45	1.40	(7.04)
2017	16,661	29.501	491,524	0.51	1.40	16.80
2016	18,491	25.258	467,044	0.70	1.40	8.34
PIMCO Variable Insurance Trust
High Yield Portfolio
Accumulation units
2020	4,746	26.320	124,917	4.77	1.40	4.27
2019	2,297	25.241	57,978	4.97	1.40	13.14
2018	2,836	22.309	63,269	5.10	1.40	(3.99)
2017	3,331	23.240	77,413	4.90	1.40	5.14
2016	25,270	22.104	558,559	5.23	1.40	10.89
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2020

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

PIMCO Variable Insurance Trust
Real Return Portfolio
Accumulation units
2020	9,940	$24.929	$247,797	1.43%	1.40%	10.16%
2019	9,563	22.630	216,408	1.67	1.40	6.94
2018	9,908	21.163	209,683	2.49	1.40	(3.56)
2017	10,560	21.943	231,720	2.38	1.40	2.22
2016	12,067	21.465	259,018	2.21	1.40	3.74
						(Concluded)

(1)    These percentages represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These percentages represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense guarantees and the asset-based administration fees. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These percentages represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2021, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2020 that require disclosure or adjustment to the financial statements at that date or for the period ended.